Schedule of Investments
September 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–108.92%
Collateralized Mortgage Obligations–11.92%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$75,053	$77,695
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028(b)	60,676	2,867
6.50%, 04/25/2029 to 02/25/2033(b)	602,469	66,306
8.00%, 05/25/2030(b)	140,420	16,182
7.50%, 01/25/2032(b)	40,460	5,014
6.00%, 02/25/2033 to 09/25/2035(b)(d)	843,452	102,955
5.50%, 11/25/2033 to 06/25/2035(b)	410,566	55,269
PO, 0.00%, 09/25/2032(c)	22,733	20,869
Fannie Mae REMICs,
IO, 2.50%, 12/25/2025 to 08/25/2049(b)	18,214,450	2,647,166
3.00%, 10/25/2026 to 02/25/2028(b)	444,075	8,007
8.00%, 08/18/2027 to 09/18/2027(b)	31,656	1,268
6.50%, 10/25/2028 to 05/25/2033(b)	13,997	5,421
0.75%, 10/25/2031(b)	1,740	22
2.23% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	340,899	29,079
3.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	43,160	4,391
3.40% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	24,586	1,317
3.48% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	28,761	2,601
3.50% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	66,340	6,739
3.63% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	92,264	9,227
2.53% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	146,102	12,447
3.33% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	30,327	3,295
3.53% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	187,244	18,993
3.60% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	113,498	10,091
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
3.78% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	$164,129	$24,211
6.00%, 05/25/2033(b)	8,341	1,204
7.00%, 05/25/2033(b)	90,242	10,525
1.58% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	489,387	42,664
2.28% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	24,163	1,246
2.13% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	94,919	4,561
3.50%, 08/25/2035 to 08/25/2042(b)	991,359	106,034
4.00%, 04/25/2041 to 08/25/2047(b)	221,358	40,830
2.08% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	83,321	7,159
1.68% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	305,153	37,812
4.50%, 02/25/2043(b)	188,129	22,063
5.50%, 07/25/2046(b)	197,021	25,723
1.43% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,346,365	139,714
2.00%, 03/25/2051(b)	5,660,513	796,678
1.55%, 02/25/2056(d)	3,146,513	199,698
7.00%, 03/18/2027 to 09/25/2032	58,899	62,113
6.50%, 11/25/2029	37,709	38,365
5.47% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	191,769	193,481
5.50% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	166,856	168,579
4.97% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	641,090	636,746
5.00% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	18,562	18,512
4.87% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	127,469	126,337
4.81% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	456,006	452,904
4.82% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	245,630	244,591
8.17% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	86,378	102,969
7.81% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	52,360	62,242
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
7.81% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	$54,114	$59,837
5.41% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	456,315	461,128
4.92% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	308,413	305,233
6.60%, 06/25/2039(a)	197,872	206,769
4.00%, 03/25/2041	244,721	234,987
3.00%, 07/25/2045	2,559,019	2,524,168
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.78%, 02/25/2026(d)	10,265,190	9,648
Series K735, Class X1, IO, 1.10%, 05/25/2026(d)	14,987,214	55,681
Series K093, Class X1, IO, 1.08%, 05/25/2029(d)	12,180,298	347,961
Series Q004, Class AFL, 4.89%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	191,809	191,821
Freddie Mac REMICs,
3.50%, 11/15/2025 to 05/15/2032	235,956	232,095
1.50%, 08/15/2027	4,008,556	3,927,273
6.95%, 03/15/2028	30,849	31,181
6.50%, 08/15/2028 to 03/15/2032	466,931	475,445
5.09% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	42,597	42,683
6.00%, 01/15/2029 to 04/15/2029	65,676	66,820
4.84% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	39,037	38,979
5.37% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	41,610	41,743
4.89% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	73,072	72,892
5.14% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	9,713	9,715
8.00%, 03/15/2030	21,685	22,469
5.44% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	44,041	44,471
4.99% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	134,759	134,412
5.49% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	91,584	92,419
5.04% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	361,877	360,563
8.30% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	14,414	17,147
4.79% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	786,439	778,692
4.94% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	50,175	49,842
4.00%, 06/15/2038	82,060	78,939
2.50%, 07/15/2038	615,901	584,879
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.96% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	$60,908	$61,451
IO, 3.00%, 07/15/2026 to 12/15/2027(b)	995,316	27,319
3.16% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	1,125	9
2.50%, 09/15/2027 to 09/25/2048(b)	7,600,257	1,029,481
4.20% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(e)	10	0
3.61% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	65,500	3,942
2.21% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	398,392	25,818
2.26% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	59,929	3,763
2.23% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	69,212	4,409
2.51% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	8,206	880
1.51% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	23,380	2,121
1.58% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	525,020	43,669
1.83%, 02/15/2039(d)	1,105,520	62,880
1.76% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	118,188	11,197
1.61% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	203,406	21,056
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,944,405
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	73,693	1,499
3.15%, 12/15/2027(d)	22,022	526
6.50%, 02/01/2028(b)	7,370	376
7.00%, 09/01/2029(b)	86,338	7,723
7.50%, 12/15/2029(b)	7,520	744
8.00%, 06/15/2031(b)	179,134	24,585
6.00%, 12/15/2032(b)	40,853	4,413
0.00%, 12/01/2031 to 03/01/2032(c)	111,864	101,987
4.99%(30 Day Average SOFR + 0.61%), 05/15/2036(e)	384,910	383,317
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,061,519	1,070,265
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	185,809	163,188
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Uniform Mortgage-Backed Securities,
TBA, 6.50%, 10/14/2025(f)	$8,000,000	$8,268,320
5.00%, 10/01/2040(f)	2,290,000	2,313,944
3.00%, 10/01/2055(f)	3,789,000	3,328,688
5.50%, 10/01/2055(f)	2,735,000	2,757,958
6.00%, 10/01/2055(f)	20,770,000	21,221,621
		61,065,628
Federal Home Loan Mortgage Corp. (FHLMC)–30.33%
6.50%, 07/01/2028 to 04/01/2034	192,398	199,207
6.00%, 03/01/2029 to 10/01/2029	79,357	81,474
2.50%, 02/01/2031 to 04/01/2052	37,656,947	32,290,960
8.50%, 03/01/2031 to 08/01/2031	44,701	47,164
7.00%, 10/01/2031 to 10/01/2037	84,010	88,482
7.50%, 01/01/2032 to 08/01/2037	2,285,701	2,396,472
3.00%, 02/01/2032 to 05/01/2050	24,135,215	21,972,702
8.00%, 08/01/2032	28,700	30,168
5.50%, 12/01/2036 to 05/01/2053	25,140,955	25,608,460
5.00%, 01/01/2037 to 07/01/2052	7,099,590	7,110,896
4.50%, 05/01/2038 to 07/01/2052	13,901,316	13,693,922
5.35%, 07/01/2038 to 10/17/2038	757,356	774,408
5.45%, 11/25/2038	792,879	812,710
5.80%, 01/20/2039	308,139	312,746
4.00%, 06/01/2042 to 07/01/2049	13,417,233	12,972,929
3.50%, 09/01/2045 to 03/01/2052	17,249,655	16,029,884
2.00%, 05/01/2051 to 01/01/2052	22,126,113	18,046,911
ARM, 5.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(e)	2,874,303	2,956,434
		155,425,929
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–42.94%
6.50%, 01/01/2027 to 11/01/2038	$926,580	$961,980
7.50%, 02/01/2027 to 08/01/2037	738,394	761,364
5.00%, 06/01/2027 to 01/01/2053	7,245,417	7,274,883
5.50%, 12/01/2027 to 04/01/2038	1,846,866	1,899,477
6.00%, 05/01/2028 to 10/01/2053	9,221,063	9,555,047
3.00%, 02/01/2029 to 01/01/2052	40,156,812	36,699,101
7.00%, 04/01/2029 to 01/01/2036	621,908	649,628
5.63%, 08/01/2032	34,368	34,382
8.50%, 10/01/2032	73,561	76,863
8.00%, 04/01/2033	71,820	75,472
3.50%, 11/01/2034 to 05/01/2050	32,202,885	30,558,935
2.00%, 09/01/2035 to 03/01/2052	70,278,491	59,115,218
5.45%, 01/01/2038	211,774	215,127
4.50%, 01/01/2040 to 07/01/2044	2,801,322	2,805,677
4.00%, 02/01/2042 to 03/01/2050	27,864,561	26,875,013
2.50%, 10/01/2050 to 02/01/2052	47,219,436	40,317,518
ARM, 6.43% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	2,115,232	2,189,557
		220,065,242
Government National Mortgage Association (GNMA)–23.73%
3.00%, 12/16/2025 to 06/20/2052	3,500,728	3,116,510
7.00%, 12/15/2027 to 01/20/2030	64,079	64,833
6.50%, 03/15/2028 to 10/15/2028	5,826	5,912
6.00%, 06/15/2028 to 04/20/2029	25,804	26,467
7.50%, 06/15/2028 to 08/15/2028	27,934	28,117
5.50%, 05/15/2033 to 10/15/2034	166,108	169,397
6.91%, 11/20/2033(a)	282,336	291,762
5.00%, 11/20/2037	196,637	196,389
5.88%, 01/20/2039(a)	467,761	484,394
4.53%, 07/20/2041(a)	610,339	613,418
5.13%, 09/20/2041	381,613	387,942
4.84% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	301,150	305,235
3.50%, 05/20/2046 to 06/20/2050	8,809,392	8,106,992
4.00%, 02/20/2048 to 03/20/2050	3,000,886	2,828,985
2.50%, 04/20/2051	1,571,560	1,327,975
IO, 2.39% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	593,203	40,449
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)– (continued)
4.50%, 09/16/2047(b)	$526,843	$95,896
1.94% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	525,413	67,942
TBA, 2.00%, 10/01/2055(f)	23,444,000	19,384,861
2.50%, 10/01/2055(f)	20,125,000	17,329,428
3.00%, 10/01/2055(f)	14,198,813	12,677,959
4.50%, 10/01/2055(f)	4,300,000	4,170,631
5.00%, 10/01/2055(f)	16,067,000	15,984,312
5.50%, 10/01/2055(f)	13,685,000	13,788,986
6.00%, 10/01/2055(f)	9,322,000	9,482,057
6.50%, 10/01/2055(f)	4,845,000	4,976,675
Series 2020-137, Class A, 1.50%, 04/16/2062	7,481,620	5,646,387
		121,599,911
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $608,481,767)		558,156,710
Certificates of Deposit–6.05%
Diversified Banks–6.05%
Bank of Nova Scotia (Canada),
4.55% (SOFR + 0.35%), 10/17/2025(e)	2,000,000	2,000,227
4.53% (SOFR + 0.33%), 07/22/2026(e)	3,000,000	3,001,014
Credit Agricole Corporate and Investment Bank (France), 4.54% (SOFR + 0.34%), 08/28/2026(e)	6,000,000	6,003,570
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.54% (SOFR + 0.34%), 01/30/2026(e)	10,000,000	10,006,006
Mizuho Bank Ltd. (Japan), 4.53% (SOFR + 0.33%), 02/19/2026(e)	3,000,000	3,001,944
Standard Chartered Bank (United Kingdom), 4.53% (SOFR + 0.33%), 07/24/2026(e)	7,000,000	7,005,617
Total Certificates of Deposit (Cost $31,000,113)		31,018,378

Asset-Backed Securities–4.93%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	125,288	110,905
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.62%, 03/25/2045(a)(g)	885,808	830,297
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	130,492	124,857
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	3,122,159
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	502,640	462,534
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(d)	11,191,682	105,839
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.06%, 11/13/2050(d)	5,745,776	73,609
Principal Amount		Value

Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	$1,138,544	$1,055,838
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	818,095	760,910
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	9,776	8,520
Series 2007-A2, Class 2A1, 6.15%, 06/25/2035(a)	135,618	135,092
Series 2007-A2, Class 2A4, 6.15%, 06/25/2035(a)	125,282	124,235
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(d)	15,326,945	247,841
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.53%, 08/25/2034(a)	20,826	19,694
Series 2005-11, Class A2A, 6.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	328,964	343,382
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	5,526	5,423
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	464,145	451,252
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 4.81% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	67,298	65,155
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.55%, 08/25/2043(a)(g)	729,243	712,647
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	254,710	235,987
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 5.91%, 06/25/2034(a)	136,783	134,867
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(a)(g)	1,130,904	1,007,418
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	197,850	180,680
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.91% (30 Day Average SOFR + 1.55%), 10/25/2055(e)(g)	1,855,189	1,861,805
GSAA Home Equity Trust, Series 2007-7, Class A4, 4.81% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	7,939	7,702
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	141,512	133,574
Series 2005-AR4, Class 6A1, 5.01%, 07/25/2035(a)	39,921	38,096
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.54%, 02/25/2035(a)	$175,221	$168,681
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	499,918	477,832
Series 2017-5, Class A1, 4.97%, 10/26/2048(a)(g)	89,799	90,808
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	105,850	96,028
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	464,776	433,515
Luminent Mortgage Trust, Series 2006-1, Class A1, 4.99% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	23,548	20,788
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.59%, 04/21/2034(a)	68,578	68,283
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	83,961	79,819
Series 2005-A, Class A1, 4.73% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	166,594	160,369
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(d)	5,306,402	81,166
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	22,269	17,880
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	3,020,740	2,777,000
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	285,921	274,986
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 4.57% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	179,012	166,708
Series 2004-20, Class 3A1, 3.93%, 01/25/2035(a)	17,941	17,802
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 6.56%, 11/25/2032(a)	1	1
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.24%, 11/15/2050(d)	7,502,883	120,825
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(a)(c)	1,791,934	18
Series 2001-3, Class IO, 0.00%, 10/15/2031(a)(c)	1,165,661	12
Series 2002-2, Class IO, 0.00%, 01/15/2032(a)(c)	3,376,865	323
Series 2002-3, Class IO, 0.12%, 08/15/2032(a)	3,588,705	6,322
Series 2003-1, Class IO, 0.01%, 11/15/2032(a)	6,239,376	478
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	4,905,479	5,005,997
Principal Amount		Value

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.20%, 10/25/2033(a)	$82,949	$80,194
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	25,410	22,364
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.98%, 12/15/2050(d)	8,159,357	129,908
Zaxby’s Funding LLC, Series 2021- 1A, Class A2, 3.24%, 07/30/2051(g)	2,784,000	2,629,738
Total Asset-Backed Securities (Cost $27,630,696)		25,288,163
Commercial Paper–3.12%(h)
Diversified Banks–2.15%
Australia & New Zealand Banking Group Ltd. (Australia), 4.50%, 09/25/2026(g)	6,000,000	6,000,896
ING US Funding LLC (Netherlands), 4.56%, 10/24/2025(g)	5,000,000	5,000,954
		11,001,850
Diversified Financial Services–0.97%
BofA Securities, Inc., 4.62%, 08/06/2026	5,000,000	5,002,497
Total Commercial Paper (Cost $16,000,000)		16,004,347

Agency Credit Risk Transfer Notes–2.67%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 7.71% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(g)	5,550,000	5,799,159
Freddie Mac,
Series 2022-DNA4, Class M1, STACR®, 7.71% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(g)	4,615,000	4,792,363
Series 2022-HQA3, Class M1, STACR®, 6.66% (30 Day Average SOFR + 2.30%), 08/25/2042(e)(g)	3,033,564	3,079,928
Total Agency Credit Risk Transfer Notes (Cost $13,319,957)		13,671,450
U.S. Treasury Securities–0.27%
U.S. Treasury Bills–0.27%
3.63% - 4.12%, 05/14/2026 (Cost $1,384,773)(h)(i)	1,419,000	1,386,957
Shares
Money Market Funds–0.65%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(j)(k) (Cost $3,312,874)	3,312,874	3,312,874
TOTAL INVESTMENTS IN SECURITIES–126.61% (Cost $701,130,180)		648,838,879
OTHER ASSETS LESS LIABILITIES—(26.61)%		(136,384,211)
NET ASSETS–100.00%		$512,454,668

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(3.27)%
Collateralized Mortgage Obligations–(3.27)%
TBA, 2.00%, 10/01/2055(f), (Total Proceeds $(5,223,436))	$(6,400,000)	$(5,159,892)
TBA, 2.50%, 10/01/2055(f), (Total Proceeds $(8,845,224))	(10,491,000)	(8,840,263)
TBA, 3.50%, 10/01/2055(f), (Total Proceeds $(2,746,875))	(3,000,000)	(2,741,267)
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2025.

(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
September 30, 2025.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2025.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $43,556,038, which represented 8.50% of the Fund’s Net Assets.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,675,101	$110,191,286	$(112,553,513)	$-	$-	$3,312,874	$155,158

(k)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	83	December-2025	$17,297,070	$27,883	$27,883
U.S. Treasury 10 Year Notes	36	December-2025	4,050,000	(37,254)	(37,254)
Subtotal—Long Futures Contracts				(9,371)	(9,371)
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	25	December-2025	$(2,729,883)	$5,335	$5,335
U.S. Treasury 10 Year Ultra Notes	37	December-2025	(4,257,890)	(6,274)	(6,274)
U.S. Treasury Long Bonds	11	December-2025	(1,282,531)	7,921	7,921
U.S. Treasury Ultra Bonds	34	December-2025	(4,082,125)	(62,270)	(62,270)
Subtotal—Short Futures Contracts				(55,288)	(55,288)
Total Futures Contracts				$(64,659)	$(64,659)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$558,156,710	$—	$558,156,710
Certificates of Deposit	—	31,018,378	—	31,018,378
Asset-Backed Securities	—	25,288,163	—	25,288,163
Commercial Paper	—	16,004,347	—	16,004,347
Agency Credit Risk Transfer Notes	—	13,671,450	—	13,671,450
U.S. Treasury Securities	—	1,386,957	—	1,386,957
Money Market Funds	3,312,874	—	—	3,312,874
Total Investments in Securities	3,312,874	645,526,005	—	648,838,879
Other Investments - Assets
Futures Contracts	41,139	—	—	41,139
Other Investments - Liabilities*
Securities Sold Short	—	(16,741,422)	—	(16,741,422)
Futures Contracts	(105,798)	—	—	(105,798)
	(105,798)	(16,741,422)	—	(16,847,220)
Total Other Investments	(64,659)	(16,741,422)	—	(16,806,081)
Total Investments	$3,248,215	$628,784,583	$—	$632,032,798

*	Futures contracts are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
Invesco Quality Income Fund